Subsequent Events	3 Months Ended	12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011
Subsequent Events
Subsequent Events

Note 13—Subsequent Events

On January 23, 2012, the Company entered into a placement agent agreement with Rodman & Renshaw, LLC, whereby Rodman & Renshaw, LLC has agreed to act as the exclusive placement agent in connection with a future offering of registered securities of the Company.  The placement agent will not be purchasing the securities offered, and will not be required to sell any specific number or dollar amount of units, but will assist the Company in a future offering on a “best efforts” basis.  The placement agent agreement terminates within 15 months of the date of the agreement and further provides that the agreement may be terminated by the placement agent at any time upon ten days prior written notice, or by the Company at any time after the end of the term upon ten days written notice.

The Company will pay the placement agent a placement fee equal to 6% of the aggregate gross proceeds from the sale of the common stock in the offering and a non-accountable expense allowance equal to 1% of the aggregate gross proceeds of the offering. In addition to the cash fee, the Company has agreed to issue to the placement agent warrants to purchase up to an aggregate of 5% of the aggregate number of shares of common stock sold in the offering.  Rodman & Renshaw, LLC, and the Company have also agreed that the Company may also choose to pay up to 30% of the amount of the 6% placement agent cash fee and issue up to 30% of the 5% placement agent warrants directly to other broker-dealers acting as placement agents in the offering, if any.  The placement agent warrants shall have the same terms as the warrants, if any, issued to the purchasers in the offering, except that the exercise price shall be 125% of the public offering price per share and the expiration date shall be five years from the effective date of the registration statement covering the shares sold in the offering. The placement agent warrants will not have antidilution protections and are not transferable for six months from the date of the closing of the offering.

On February 21, 2012, the Series B and Series C Warrants to purchase an aggregate of 8,000,000 shares of the Company’s common stock issued in the June Private Placement expired unexercised.

On March 2, 2012, the Company’s stockholders approved the 2011 Plan at the Company’s annual meeting of stockholders.

Note 12—Subsequent Events

On September 27, 2011, the Company granted options to purchase 455,000 shares of the Company’s common stock to employees and a Director.  The employee options have a ten year term, vest annually in equal increments over three years and have an exercise price of $0.40.  The Director options have a ten year term, vest quarterly in equal increments over one year and have an exercise price of $0.40.  The options were granted under the 2011 Stock Incentive Plan.

On September 28, 2011, the Company entered into a First Amendment to Asset Purchase Agreement with Inovio (the “Amendment”).  The Amendment amended and modified the payment terms of the Asset Purchase Agreement dated March 14, 2011.  Prior to the Amendment, the Asset Purchase Agreement required the Company to make a payment of $750,000 to Inovio by September 24, 2011.  Under the Amendment, the Company must make a payment of $100,000 to Inovio on September 30, 2011, with the remaining $650,000 to be paid to Inovio at the earlier of (a) 30 days following the receipt by the Company of aggregate net proceeds of more than $5,000,000 from one or more financings occurring on or after September 30, 2011, or (b) March 31, 2012.  In consideration for the Amendment, the Company issued to Inovio a warrant to purchase 1,000,000 shares of the Company’s common stock.  The warrant has an exercise price of $1.20 per share, is exercisable immediately upon issuance and has an exercise term of five years.  The warrants also contain a mandatory exercise provision allowing the Company to request the exercise of the warrant in whole provided that the Company’s Daily Market Price (as defined in the warrant) is equal to or greater than $2.40 for twenty consecutive trading days.